Income tax - Deferred tax liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax balances
Balance as of beginning of year	$ 27,092
Balance as of ending of year	22,196	$ 27,092
Knilo HoldCo AB (Successor Parent)
Deferred income tax balances
Balance as of beginning of year	27,092	33,193	$ 30,345
Purchase Price Allocation			503
Recognized in the statement of comprehensive income	(1,400)	(3,189)	(1,656)
Net from deferred tax asset			(31)
Exchange differences	(3,496)	(2,912)	4,032
Balance as of ending of year	22,196	27,092	33,193
Deferred tax on untaxed reserves | Knilo HoldCo AB (Successor Parent)
Deferred income tax balances
Balance as of beginning of year	0	1,170	895
Recognized in the statement of comprehensive income	0	(1,116)	135
Exchange differences	0	(54)	140
Balance as of ending of year	0	0	1,170
Intangibles & Inventory Valuation | Knilo HoldCo AB (Successor Parent)
Deferred income tax balances
Balance as of beginning of year	26,411	31,481	29,283
Purchase Price Allocation			503
Recognized in the statement of comprehensive income	(1,859)	(2,206)	(2,173)
Exchange differences	(3,480)	(2,864)	3,868
Balance as of ending of year	21,072	26,411	31,481
Other Temporary Differences | Knilo HoldCo AB (Successor Parent)
Deferred income tax balances
Balance as of beginning of year	681	542	167
Recognized in the statement of comprehensive income	459	133	382
Net from deferred tax asset			(31)
Exchange differences	(16)	6	24
Balance as of ending of year	$ 1,124	$ 681	$ 542